Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	June 30, 2023		March 31, 2023
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$374,603	$—	$385,851
Public equity securities and option	1,690	5,023	4,742	8,087
Debt securities available-for-sale	656	80,532	620	76,278
Other equity securities	—	26,786	—	21,643

Total investments, at fair value	$2,346	$486,944	$5,362	$491,859

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on June 30, 2023 and March 31, 2023 are presented below.

	As of June 30, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$5,051	$—	$—	$5,051
Put options	1,663	—	—	1,663
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	78,007	—	78,007
Other debt securities	—	998	2,183	3,181
Liabilities:
Warrant liability	1,128	—	—	1,128
Prepaid forward liability	92	—	—	92
Derivative liability	—	—	2,095	2,095

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on March 31, 2023 and March 31, 2022 are presented below.

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

	As of March 31, 2022
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$69,769	$—	$—	$69,769
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	74,295	—	74,295
Other debt securities	—	998	3,000	3,998
Liabilities:
Derivative liability	—	—	8,108	8,108

Schedule of Reconciliation of Gain (Loss) on Investments
A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended June 30,
	2023	2022
Public equity securities:
Related party equity securities	$(3,566)	$(14,805)
Other public equity securities	(220)	(514)
Put options	(2,328)	1,764
Warrant liability	1,485	—
Prepaid forward liability	(92)	—
Derivative liability	1,418	(1,475)
Other equity securities	(158)	3,010

Gain (loss) on financial instruments, net	$(3,461)	$(12,020)

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2021	2021	2020
			(unaudited)
Public equity securities
Related party equity securities	$(63,536)	$(56,011)	$—	$37,012	$(22,913)
Other public equity securities	523	—	—	—	—
Put options	(3,460)	—	(2,180)	(5,175)	(7,757)
Derivative liability	4,595	—	—	—	—
Other equity securities	10,457	—	—	—	—

Gain (loss) on financial instruments, net	$(51,421)	$(56,011)	$(2,180)	$31,837	$(30,670)

Fair Value Measurement Inputs and Valuation Techniques	The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
June 30, 2023	$2,183	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.74x
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.74x

The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at inception and period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
June 30, 2023	$2,095	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 - 0.84
			Enhanced return discount rate	0.12
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 - 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 - 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 - 0.84
			Enhanced return discount rate	0.12
The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.74x
March 31, 2022	$3,000	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.73x
The following table provides quantitative information about the significant unobservable inputs used in the fair value measurement of the Level 3 derivative liability at period end (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 – 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 – 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 – 0.84
			Enhanced return discount rate	0.12
March 31, 2022	$8,108	Discounted cash flow	Alternative asset beta to equity markets	0.51 – 1.69
			Alternative asset market discount rate	0.08
			Distribution rate	0.03 – 0.07
			Equity market risk premiums	0.08
			Net asset value volatilities	0.09 – 0.38
			Enhanced return discount rate	0.12
The following table provides information regarding the unobservable inputs utilized in determining the fair value of the non-recurring
Level 3 measurement as of December 1, 2021:

(Dollars in thousands)
Level 3 Class	Fair Value at December 1, 2021	Valuation Technique	Unobservable Input	Target
Preferred A.0	$249,907	Interpolation	Discount rate	28.26%
			Preferred rate of return	6.00%

Preferred A.1	$961,801	Interpolation	Discount rate	29.26%
			Preferred rate of return	5.78%
			Growth rate	4.00%

Preferred B.2	$358,515	Interpolation	Discount rate	29.30%
			Preferred rate of return	5.09%
			Growth rate	4.00%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended June 30,
	2023	2022
Beginning balance	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	105	(52)

Ending balance	$2,183	$2,948

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Year Ended March 31,	Three Months Ended March 31,	Year Ended December 31,
	2023	2022	2021	2020
Beginning balance	$3,000	$3,000	$1,687	$—
Initial fair value of financial instrument	—	—	—	1,687
Gains (losses) recognized in accumulated other comprehensive income (loss) (1)	(922)	—	1,313	—

Ending balance	$2,078	$3,000	$3,000	$1,687

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Three Months Ended June 30,
	2023	2022
Beginning balance	$3,513	$8,108
(Gains) losses recognized in earnings (1)	(1,418)	1,475

Ending balance	$2,095	$9,583

(1)	Recorded in (Gain) loss on financial instruments, net.

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Year Ended March 31, 2023	Three Months Ended March 31, 2022

Beginning balance	$8,108	$—
Initial fair value of financial instrument	—	8,108
(Gains) losses recognized in earnings (1)	(4,595)	—

Ending balance	$3,513	$8,108

(1)	Recorded in (gain) loss on financial instruments, net.
The following table reconciles the beginning and ending fair value of our Level 3 repurchase options:

Year Ended December 31, 2020
(Dollars in thousands)

Beginning balance	$(61,664)
Total gain in earnings	61,664

Ending balance	$—

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value
The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of June 30, 2023 and March 31, 2023, were as noted in the table below:

	As of June 30, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$3,057	$3,057
Restricted cash	1	821	821
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	49,529	54,986
Debt due to related parties	2	100,072	96,558
Accounts payable and accrued expenses	1	93,413	93,413

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724

Schedule of Goodwill
The change in goodwill at each reporting unit was as follows:

	March 31, 2023	Impairment	June 30, 2023
Ben Liquidity	$1,725,880	$(901,000)	$824,880
Ben Custody	594,219	(195,305)	398,914
Ben Insurance	37,942	—	37,942
Ben Markets	9,885	—	9,885

Total Goodwill	$2,367,926	$(1,096,305)	$1,271,621